IFRSs and interpretations to be adopted and other adjustments (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Adjustments due to other changes in accounting policy to be adopted: Changes in corporate center segment reporting
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Discussion of impact that initial application of new IFRS is expected to have on financial	and in compliance with IFRS 8, Operating Segments, beginning with the first quarter 2019 report, UBS will provide results for total Corporate Center only and will not separately report Corporate Center – Services, Group ALM and Non-core and Legacy Portfolio.
Adjustments due to other changes in accounting policy to be adopted: Changes in corporate center cost allocation and equity attribution to business divisions
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Increase of corporate center operating profit / (loss) before tax	$ 700
Increase of adjusted cost / income ratios of the business divisions	2.00%
Assets allocated from Corporate Center to the balance sheets of the business divisions	$ 220,000
Adjustments due to other changes in accounting policy to be adopted: Changes in corporate center cost allocation and equity attribution to business divisions | 2019
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Assets allocated from Corporate Center to the balance sheets of the business divisions	3,500
IFRS 16, Leases | 2019
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Increase of assets and liabilities with no material impact on equity	3,500
IFRIC 23, Uncertainty over Income Tax Treatments | 2019
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Expected net tax expenses recognized in retained earnings	$ 11
Annual Improvements to IFRSs 2015-2017 Cycle
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Discussion of impact that initial application of new IFRS is expected to have on financial	The adoption of these amendments will have no material effect on the Group’s financial statements on the transition date.
Amendments to IAS 19, Employee benefits
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Discussion of impact that initial application of new IFRS is expected to have on financial	The adoption will have no effect on the Group’s financial statements on transition at 1 January 2019.
Amendments to IFRS 3, Business Combinations
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Discussion of impact that initial application of new IFRS is expected to have on financial	Adoption of these amendments is not expected to have a material effect on the financial statements.
UBS AG | Adjustments due to other changes in accounting policy to be adopted: Changes in corporate center segment reporting
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Discussion of impact that initial application of new IFRS is expected to have on financial	in compliance with IFRS 8, Operating Segments, beginning with the first quarter 2019 report, UBS AG will provide results for total Corporate Center only and will not separately report Corporate Center – Services, Group ALM and Non-core and Legacy Portfolio
UBS AG | Adjustments due to other changes in accounting policy to be adopted: Changes in corporate center cost allocation and equity attribution to business divisions
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Increase of corporate center operating profit / (loss) before tax	$ 700
Increase of adjusted cost / income ratios of the business divisions	2.00%
Assets allocated from Corporate Center to the balance sheets of the business divisions	$ 220,000
UBS AG | Adjustments due to other changes in accounting policy to be adopted: Changes in corporate center cost allocation and equity attribution to business divisions | 2019
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Assets allocated from Corporate Center to the balance sheets of the business divisions	3,500
UBS AG | IFRS 16, Leases | 2019
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Increase of assets and liabilities with no material impact on equity	3,500
UBS AG | IFRIC 23, Uncertainty over Income Tax Treatments | 2019
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Expected net tax expenses recognized in retained earnings	$ 11
UBS AG | Annual Improvements to IFRSs 2015-2017 Cycle
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Discussion of impact that initial application of new IFRS is expected to have on financial	The adoption of these amendments will have no material effect on the UBS AG’s financial statements on the transition date.
UBS AG | Amendments to IAS 19, Employee benefits
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Discussion of impact that initial application of new IFRS is expected to have on financial	The adoption will have no effect on UBS AG’s financial statements on transition at 1 January 2019.
UBS AG | Amendments to IFRS 3, Business Combinations
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Discussion of impact that initial application of new IFRS is expected to have on financial	Adoption of these amendments is not expected to have a material effect on the financial statements.